Related parties - Summary of Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Interest income	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921
Interest expense	(2,578,698,783)	(2,324,816,251)	(4,459,404,994)
Fee and commission income	873,504,172	721,987,819	728,596,716
Fee and commission expense	(364,482,949)	(350,254,964)	(330,541,540)
Other operating income	249,179,345	187,838,081	192,640,163
Other operating expenses	(767,996,198)	(646,127,369)	(752,265,130)
Key management personnel
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Interest income	70,432	192,342	238,790
Interest expense	(8,970)	(23,706)	(73,303)
Fee and commission income	1,089	8,953	12,619
Fee and commission expense	(3,742)	(2,115)	(2,406)
Other operating income	4,726	3,178	4,137
Other operating expenses	(32)	0	$ 0
Deposits
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	1,208,093	170,042
Credit Cards | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	115,178	73,712
Overdrafts | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	2	1
Mortgage loans | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	$ 166,719	$ 1,418